SHARE CAPITAL - Details of share option schemes (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥) options shares	Dec. 31, 2018 HKD ($) options shares	Dec. 31, 2017 CNY (¥) options shares	Dec. 31, 2017 HKD ($) options shares	Dec. 31, 2016 CNY (¥) options	Dec. 31, 2016 HKD ($) options
SHARE CAPITAL [abstract]
Number of share options outstanding at the beginning of the year | options	129,919,000	129,919,000	187,529,000	187,529,000
Number of share options granted during the year | options	0	0	0	0	0	0
Number of share options forfeited during the year | options	(26,732,000)	(26,732,000)	(22,506,000)	(22,506,000)
Number of share options expired during the year | options	(35,280,000)	(35,280,000)	(35,104,000)	(35,104,000)
Number of share options outstanding at the end of the year | options	67,907,000	67,907,000	129,919,000	129,919,000	187,529,000	187,529,000
Number of share options exercisable at the end of the year | options		67,907,000		129,919,000
Weighted average exercise price outstanding at the beginning of the year | $		$ 12.34		$ 11.40
Weighted average exercise price forfeited during the year | $		11.33		12.43
Weighted average exercise price expired during the year | $		14.83		7.29
Weighted average exercise price outstanding at the end of the year | $		11.44		12.34		$ 11.40
Weighted average exercise price exercisable at the end of the year | $		$ 11.44		$ 12.34		$ 11.40
Share options cancelled or modified during the year | ¥	¥ 0		¥ 0		¥ 0
Ratio of the share options outstanding under share option schemes to the Company's shares in issue at the date of approval of consolidated financial statements for issuance		0.15%		0.29%		0.42%
Weighted average remaining contractual life of share options outstanding at the end of the year | $		0.93		1.52		2.11
Additional ordinary shares | shares	67,907,000	67,907,000	129,919,000	129,919,000
Additional share capital | ¥	¥ 680,525,151		¥ 1,339,702,913